Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
SPL [Member] | Natural Gas Supply Transportation And Storage Service Agreements [Member]
Long-term Purchase Commitment [Line Items]
Contractual Obligation, Fiscal Year Maturity Schedule
As of December 31, 2017, SPL’s obligations under natural gas supply, transportation and storage service agreements for contracts in which conditions precedent were met were as follows (in millions):

Years Ending December 31,	Payments Due (1)
2018	$2,274
2019	1,527
2020	1,397
2021	981
2022	336
Thereafter	1,169
Total	$7,684

(1)	Pricing of natural gas supply contracts are variable based on market commodity basis prices adjusted for basis spread. Amounts included are based on prices and basis spreads as of December 31, 2017.